Accrued liabilities (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Accrued liabilities
Compensation	$ 14,191	$ 12,229
Other	1,169	363
Total	$ 15,360	$ 12,592